Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Income tax expense
The components of income before taxes and income tax expense are as follows:
Philips Group
Income tax expense in millions of EUR

	2022	2023	2024
Income before taxes	(1,731)	(526)	123
Investments in associates, net of income taxes	(2)	(98)	(124)
Income before taxes excluding Investment in associates	(1,729)	(429)	247

Current tax (expense) benefit	(97)	(201)	(140)
Deferred tax (expense) benefit	210	274	(823)
Income tax (expense) benefit of continuing operations	113	73	(963)

Current income tax expense
The components of income tax expense of continuing operations are as follows:
Philips Group
Current income tax expense in millions of EUR

	2022	2023	2024
Current year tax (expense) benefit	(111)	(211)	(150)
Prior year tax (expense) benefit	14	10	9
Current tax (expense) benefit	(97)	(201)	(140)

Deferred income tax expense
Philips Group
Deferred income tax expense in millions of EUR

	2022	2023	2024
Recognition of previously unrecognized tax loss and credit carryforwards	2	72	5
Unrecognized tax loss and credit carryforwards	(13)	(41)	(351)
Changes to recognition of temporary differences	(4)	(112)	(602)
Prior year tax (expense) benefit	(1)	(2)	(13)
Tax rate changes	(18)	4	2
Origination and reversal of temporary differences, tax losses and tax credits	244	353	136
Deferred tax (expense) benefit	210	274	(823)

Effective income tax rate
A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:
Philips Group
Effective income tax rate in %

	2022	2023	2024
Weighted average statutory income tax rate in %	23.6	22.0	26.6
Recognition of previously unrecognized tax loss and credit carryforwards	0.1	16.8	(1.9)
Unrecognized tax loss and credit carryforwards	(0.7)	(9.6)	141.8
Changes to recognition of temporary differences	(0.2)	(26.2)	243.6
Non-taxable income and tax incentives	5.8	22.8	(30.2)
Non-deductible expenses	(22.9)	(10.7)	10.0
Withholding and other taxes	(1.4)	(5.1)	16.0
Tax rate changes	(1.0)	0.9	(0.9)
Prior year tax	0.7	1.9	1.2
Tax expense (benefit) due to change in uncertain tax treatments	2.8	2.3	(20.4)
Others, net	(0.2)	1.9	3.1
Effective income tax rate	6.5	17.0	389.5

Deferred tax assets and liabilities
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2024	Recognized in income statement	Other¹	Balance as of December 31, 2024	Assets	Liabilities
Intangible assets	679	(333)	26	373	533	(160)
Property, plant and equipment	(88)	25	(1)	(64)	39	(103)
Inventories	360	(9)	13	364	369	(5)
Other assets	184	(25)	(9)	151	207	(56)
Pensions and other long-term employee benefits	193	(61)	20	152	179	(27)
Other liabilities	496	(198)	20	319	365	(47)
Deferred tax assets on tax loss carryforwards	730	(222)	33	541	541
Set-off deferred tax positions					(317)	317
Net deferred tax assets	2,556	(823)	102	1,835	1,916	(81)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2023	Recognized in income statement	Other¹	Balance as of December 31, 2023	Assets	Liabilities
Intangible assets	630	61	(12)	679	826	(147)
Property, plant and equipment	(2)	18	(103)	(88)	44	(132)
Inventories	464	(26)	(78)	360	363	(2)
Other assets	44	20	120	184	233	(48)
Pensions and other employee benefits	153	69	(29)	193	204	(11)
Other liabilities	483	(56)	69	496	521	(25)
Deferred tax assets on tax loss carryforwards	586	188	(44)	730	730
Set-off deferred tax positions					(294)	294
Net deferred tax assets	2,358	274	(77)	2,556	2,627	(71)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Expiry years of net operating loss and credit carryforwards
The company has available tax loss and credit carryforwards, which expire as follows:
Philips Group
Expiry years of net operating loss and credit carryforwards in millions of EUR

	Total balance as of December 31, 2023	Unrecognized balance as of December 31, 2023	Total balance as of December 31, 2024	Unrecognized balance as of December 31, 2024
Within 1 year	17	15	21	21
1 to 2 years	20	16	5	4
2 to 3 years	7	2	6	3
3 to 4 years	9	5	15	6
4 to 5 years	38	16	146	64
Later	808	81	807	771
Unlimited	2,997	1,231	3,342	1,695
Total	3,896	1,366	4,342	2,564